Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Capital Expenditure

Capital expenditure as at the end of the reporting period is as follows:

	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	Convenience Translation USD
Not later than one year
Capital expenditure:
Plant and equipment	7,103,190	13,687,514	3,370,479